Deposits (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deposits (Textuals) [Abstract]
Amount of Foreign deposits with a denomination of $100,000 or more	$ 13,600,000,000	$ 16,700,000,000
Demand deposit overdrafts as loan balances	649,000,000	557,000,000
Domestic [Member]
Time Deposits, by Maturity [Abstract]
2012	31,675,000,000
2013	21,479,000,000
2014	5,447,000,000
2015	8,538,000,000
2016	5,964,000,000
Thereafter	3,427,000,000
Total	76,530,000,000	90,600,000,000
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Three months or less	3,427,000,000
After three months through six months	2,828,000,000
After six months through twelve months	3,034,000,000
After twelve months	15,804,000,000
Total	25,093,000,000	33,900,000,000
Deposits (Textuals) [Abstract]
Time certificates of deposit and other time deposits issued by domestic offices	76,530,000,000	90,600,000,000
Amount of domestic time deposits with a denomination of $100,000 or more	$ 25,093,000,000	$ 33,900,000,000